ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities are as follows:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Accrued warranty costs (Note 13)	162,133	177,869	28,550
Accrued wages and other employee welfare	77,207	81,514	13,084
Accrued freight and export related expense	14,253	38,938	6,250
Accrued professional service fees	35,276	26,972	4,329
Accrued interest expense for bank borrowings	5,473	14,499	2,327
Interest payable for convertible bonds	17,544	10,068	1,616
Taxes payable	7,531	9,846	1,579
Accrued utility expenses	11,043	9,263	1,486
Accrued arrangement fee and other expense related to bank borrowings	—	7,546	1,211
Accrued advertising fee	10,906	1,582	254
Share Issuance and Repurchase Agreement with Hanwha Solar Holdings Co., Ltd. (“Hanwha Solar”) (Note 26)	13	13	2
Other accrued expenses and liabilities	33,859	22,427	3,603

	375,238	400,537	64,291